UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22512

Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska     68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

Semi-Annual Report

Vice Fund Portfolio

June 30, 2014

Mutuals Advisors, Inc.

700 North Pearl St.

Suite 900

Dallas, TX 75201

Vice Fund Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the period ended June 30, 2014, as compared to its benchmark:

		Six Month	One Year	Since Inception**
Vice Fund Portfolio		13.63%	34.70%	31.74%
S&P 500 Total Return Index***		7.14%	24.61%	28.03%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract or separate account. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2015, to ensure that the net annual Fund operating expenses, including underlying funds, will not exceed 1.77% subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses, including underlying funds, would have been 1.87%. A For performance information current to the most recent month-end, please call 1-866-447-4228.

** Inception date is November 16, 2012.
*** The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	Holdings By Sector		% of Net Assets
	Lodging		20.4%
	Agriculture		19.9%
	Aerospace/Defense		16.8%
	Beverages		13.1%
	Electonics		4.2%
	Entertainment		3.8%
	Miscellaneous Manufacturing		2.7%
	Investment Companies		0.3%
	Other, Cash & Cash Equivalents		18.8%
			100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Vice Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

	COMMON STOCKS - 91.1%
	AEROSPACE/DEFENSE - 16.8%
200	Boeing Co.	$ 25,446
100	General Dynamics Corp.	11,655
100	Northrop Grumman Corp.	11,963
150	Raytheon Company	13,837
100	United Technologies Corp.	11,545
		74,446
	AGRICULTURE - 19.9%
500	Altria Group, Inc.	20,970
400	Lorillard, Inc.	24,388
150	Philip Morris International, Inc.	12,646
500	Reynolds American, Inc.	30,175
		88,179
	BEVERAGES - 23.0%
150	Anheuser-Busch InBev	17,241
50	Boston Beer Company, Inc. Class A	11,176
200	Brown-Forman Group	18,834
1,050	Companhia De Bebidas	7,392
150	Constellation Brands, Inc. Class A	13,220
150	Diageo PLC	19,091
200	Molson Coors Brewing Co. Class B	14,832
		101,786
	ELECTRONICS - 4.2%
200	Honeywell International, Inc.	18,590

	ENTERTAINMENT - 3.8%
50	Churchill Downs, Inc.	4,506
700	International Game Technology	11,137
100	Penn National Gaming, Inc. *	1,214
		16,857
	INVESTMENT COMPANIES- 0.3%
100	Ceasars Acquisition Co.	1,237

	LODGING - 20.4%
300	Boyd Gaming	3,639
200	Caesars Entertainment Corp. *	3,616
400	Las Vegas Sands Corp.	30,488
800	MGM Resorts International *	21,120
150	Wynn Resorts, Ltd.	31,134
		89,997
	MISCELLANEOUS MANUFACTURING- 2.7%
400	Smith & Wesson Holding Corp.	5,816
100	Sturm Ruger & Co., Inc.	5,901
		11,717

	TOTAL COMMON STOCKS (Cost $394,142)	402,809

	REAL ESTATE INVESTMENT TRUSTS- 0.7%
85	Gaming And Leisure Prope W-I	2,887
	(Cost $3,248)

See accompanying notes to financial statements.

Vice Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

SHORT-TERM INVESTMENTS- 8.8%
39,054	Fidelity Government Insitutional Money Market Fund - Class I, 0.04%**	$ 39,054
(Cost $39,054)

	TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost $436,444) (a)	$ 444,750
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(2,593)
	TOTAL NET ASSETS - 100.0%	$ 442,157

* Non-Income producing security.
ADR - American Depositary Reciepts
**Interest rate reflects seven-day effective yield on June 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $435,810 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealzed appreciation	$ 13,800
	Unrealized depreciation	(4,860)
	Net unrealized appreciation	$ 8,940

See accompanying notes to financial statements.

Vice Fund Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments securities
At cost	$ 436,444
At value	$ 444,750
Due from advisor	10,193
Dividends and interest receivable	833
Receivable for Fund shares sold	42
Prepaid expenses and other assets	7,988
Total Assets	463,806

Liabilities:
Redemptions payable	14,061
Distribution (12b-1) fees payable	3,002
Fees payable to other affiliates	1,919
Accrued expenses and other liabilities	2,667
Total Liabilities	21,649

Net Assets	$ 442,157

Composition of Net Assets:
Paid in capital	$ 289,810
Undistributed net investment income	13,195
Accumulated net realized gain from investment transactions and options written	130,846
Net unrealized appreciation on investment transactions	8,306

Net Assets	$ 442,157

Shares outstanding (unlimited number of shares authorized without par value)	28,360

Net asset value (net assets ÷ shares outstanding), offering price and redemption price per share	$ 15.59

See accompanying notes to financial statements.

Vice Fund Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six-Months Ended June 30, 2014

Investment Income:
Dividends (Net of foreign tax withheld $104)	$ 17,643
Interest	7
Total investment income	17,650

Expenses:
Advisory fees	4,068
Distribution (12b-1) fees	2,141
Audit fees	7,481
Professional Fees	7,439
Legal fees	6,300
Custody fees	3,408
MFund service fees	3,123
Transfer agent fees	2,790
Trustees' fees	2,782
Printing expense	1,548
Administration fees	557
Other expenses	315
Total expenses	41,952

Less: Fees waived and expenses reimbursed by the Advisor	(34,459)
Net expenses	7,493

Net Investment Income	10,157

Realized and Unrealized Gain:
Net realized gain from:
Investment transactions	115,563
Options written	4,139
119,702
Net change in unrealized depreciation on:
Investment transactions	(70,032)
Options written	(112)
(70,144)

Net Realized and Unrealized Gain	49,558

Net Increase in Net Assets Resulting From Operations	$ 59,715

See accompanying notes to financial statements.

Vice Fund Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$ 10,157	$ 3,038
Net realized gain from investment transactions	115,563	3,680
Net realized gain from options written	4,139	7,573
Net change in unrealized appreciation (depreciation) on investment transactions and options written	(70,144)	78,991

Net increase in net assets resulting from operations	59,715	93,282

Distributions:
From net investment income	-	(1,554)
From net realized gains	-	(773)
Net decrease in net assets from distributions	-	(2,327)

From Shares of Beneficial Interest:
Proceeds from shares sold	680,018	1,620,795
Reinvestment of dividends	-	2,327
Payments for shares redeemed	(1,418,458)	(716,439)
Net increase (decrease) in net assets from shares of beneficial interest	(738,440)	906,683

Net Increase (Decrease) in Net Assets	(678,725)	997,638

Net Assets:
Beginning of Period	1,120,882	123,244
End of Period*	$ 442,157	$ 1,120,882
* Includes undistributed net investment income of:	13,195	3,038

Share Activity:
Shares sold	45,695	133,842
Shares reinvested	-	186
Shares redeemed	(99,048)	(64,432)
	(53,353)	69,596

See accompanying notes to financial statements.

Vice Fund Portfolio
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period presented)

	For the Six		For the	For the
	Months Ended		Year Ended	Period Ended
	June 30, 2014		December 31,	December 31,
	(Unaudited)		2013	2012(1)
Net Asset Value, Beginning of Period	$ 13.72		$ 10.17	$ 10.00
Income From Investment Operations:
Net investment income (2)	0.17		0.08	0.14
Net realized and unrealized gain	1.70		3.50	0.03
Total from investment operations	1.87		3.58	0.17
Less Distributions:
From net investment income	-		(0.02)	-
From net realized gains	-		(0.01)	-
Total distributions	-		(0.03)	-

Net Asset Value, End of Period	$ 15.59		$ 13.72	$ 10.17

Total Return (3)	13.63%	(5)	35.21%	1.70%	(5)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 442		$ 1,121	$ 123
Ratio of gross expenses to
average net assets (4)	9.83%	(6)	17.47%	90.81%	(6)
Ratio of net expenses to
average net assets	1.75%	(6)	1.75%	1.75%	(6)
Ratio of net investment income to
average net assets	2.38%	(6)	0.65%	12.00%	(6)
Portfolio Turnover Rate	79%	(5)	157%	62%	(5)
(1)	The Vice Fund Portfolio commenced operations on November 16, 2012.
(2)	Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund. Had the Advisor not waived or reimbursed a portion of the Fund's expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Not annualized.
(6)	Annualized for periods less than one full year.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Variable Insurance Trust (the “Trust”), was organized as an Ohio business trust on December 8, 2010. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include only the Vice Fund Portfolio (the “Portfolio”), a series of the Trust. The Portfolio is registered as non-diversified. The Portfolio’s investment advisor is Mutuals Advisors, Inc. (the “Advisor”).

Vice Fund Portfolio commenced operations on November 16, 2012. The Portfolio’s objective is to achieve long-term growth.

The following is a summary of significant accounting policies consistently followed by the Portfolio which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Funds’ assets and liabilities measured at fair value:

Assets
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Common Stocks (b)	$ 402,809	$ -	$ 402,809
Real Estate Investment Trust	2,887		2,887
Short-Term Investments	39,054	-	39,054
Total	$ 444,750	$ -	$ 444,750

(a) As of and during the six months ended June 30, 2014, the Portfolio held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into and out of Level 1 and 2 during the current period presented.  It is the Portfolio’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) All common stock held by the Portfolio are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

b)

Accounting for Options – The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Portfolio writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain on Derivatives Recognized in Income	Realized and Unrealized Gain (Loss) on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net realized gain from options written	$ 4,139
Options written	Equity Risk	Net change on unrealized depreciation on options written	(112)
Total			$ 4,027

The contracts in the table in Note 3 are an indication of volume in the Portfolio's derivative activity.

c)

Federal Income Tax - The Portfolio has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

As of and during the six months ended June 30, 2014, the Portfolio did not have a liability for any unrecognized tax expense. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. During the six months ended June 30, 2014, the Portfolio did not incur any interest or penalties. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, or expected to be taken in the Portfolio’s 2013 or 2014 tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Portfolio’s tax returns is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

e)

Other - Investment and shareholder transactions are recorded on trade date. The Portfolio determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Portfolio and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2) INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Portfolio were as follows:

Purchases	Sales
$ 613,637	$ 1,291,260

There were no government securities purchased or sold during the period.

(3) OPTIONS WRITTEN

A summary of option contracts written by the Portfolio during the six months ended June 30, 2014, were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	37	3,724
Options written	19	3,022
Options exercised	(13)	(2,145)
Options expired	(31)	(2,211)
Options closed	(12)	(2,390)
Options outstanding at the end of period	0	0

* One option contract is equivalent to one hundred shares of common stock.

(4) ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Mutuals Advisors, Inc. is the Advisor to the Portfolio pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Portfolio in accordance with the Portfolio’s investment policies and restrictions. The Advisor provides the Portfolio with investment advice and supervision and furnishes an investment program for the Portfolio. For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 0.95% of the average daily net assets of the Portfolio. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Portfolio and other expenses paid by the Portfolio as detailed in the Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended June 30, 2014, advisory fees of $4,068 were incurred by the Portfolio, before the waiver and reimbursement described below.

The Advisor and the Portfolio have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds and extraordinary expenses) at 1.75%

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

 for the Portfolio’s shares through April 30, 2015. Each waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended June 30, 2014, the Advisor waived advisory fees and reimbursed expenses of $34,459. For the year ended December 31, 2013, the Advisor may recapture $73,475 of waived advisory fees no later than December 31, 2016 and $11,530 no later than December 31, 2015.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Portfolio, the Portfolio pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended June 30, 2014, the Portfolio incurred $3,123 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC, and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Portfolio pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended.  Prior to April 1, 2014 Trustees received a quarterly retainer of $250.  The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust and Mutual Fund Series Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds.  The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

(5) TAX COMPONENTS OF CAPITAL

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss		Unrealized	Total
Ordinary	Long-Term	Carry	Post October	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 16,994	$ -	$ -	$ -	$ 75,638	$ 92,632

The difference between book basis and tax basis net unrealized depreciation of investments, undistributed ordinary income and undistributed long-term gains is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of short-term capital gains.

 (6) OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(7) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2014, Jefferson National Life Insurance held 64.66% and Mutuals Advisors, Inc. held 35.34% of the Portfolio and may be deemed to control the Portfolio.

 (8) SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than described below.

Effective August 8, 2014, the Fund’s name changed to the Barrier Fund Portfolio. The Board of Trustees approved this name change at a meeting held on May 15, 2014.

Vice Fund Portfolio

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of the Vice Fund Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vice Fund Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Vice Fund Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 – 6/30/14	Expense Ratio During Period** 1/1/14 – 6/30/14
Vice Fund Portfolio	$1,000.00	$1,136.30	$9.27	1.75%

Hypothetical (5% return before expenses)(b)	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 – 6/30/14	Expense Ratio During Period** 1/1/14 – 6/30/14
Vice Fund Portfolio	$1,000.00	$1,016.12	$8.75	1.75%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

Board Deliberations Regarding Approval of the Management Agreement with respect to the Vice Fund Portfolio

The Board of Trustees of Variable Insurance Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Vice Fund Portfolio (the “Fund”), and MAI, Inc. (“MAI” or the “Adviser”) at a meeting of the Board of Trustees held on August 28, 2012.

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed a report prepared by MAI setting forth the adviser’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Trust’s President referred the Board to the performance information of the Vice Fund, noting that the Fund’s portfolio will be managed identically in all material respects to the Vice Fund.  The Board then reviewed the Vice Fund’s performance relative to the S&P 500 Index, Morningstar Large Cap Blend category and its peer funds for the year-to-date, one-year, three-year and five-year periods ending June 30, 2012. The Board noted that the Vice Fund’s returns exceeded those of the S&P 500 Index and the median of the Morningstar Large Cap Blend category for each of the periods presented. The Board further noted that the Fund had underperformed its peer fund median for the year-to-date and five-year periods but had outperformed its peer fund median for the one-year and three-year period.  After further discussion regarding the performance of the Vice Fund, the Board determined that Fund has the potential to deliver favorable returns.

As to MAI’s business and the qualifications of its personnel, the Trustees examined a copy of MAI’s registration statement on Form ADV and discussed the experience of its investment personnel. The Trustees then noted that MAI had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.  The Trust’s President informed the Board that the SEC recently conducted an examination of MAI. He stated that MAI had not received any written results of the examination but he summarized his discussions with the SEC at the exit interview.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by MAI, the Trustees reviewed MAI’s estimates of profitability and its financial condition as presented in the financial information provided by MAI. The Trustees also considered MAI’s agreement to waive fees and reimburse expense to the extent that the Fund’s total operating expenses exceed certain limits.  The Trustees noted that MAI will receive some benefits from the 12b-1 fees. Based on their review, the Trustees concluded that they were satisfied that MAI’s expected level of profitability from its relationship with the Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group and Morningstar Large Cap Growth category.  The Trustees noted that the Fund’s management fee was lower than the peer group median and that its expense ratio was lower than the medians of the peer group and Morningstar category. After further discussion, the Trustees concluded that the Fund’s proposed management fee was acceptable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for MAI to share the economies of scale with the Fund and its shareholders if the Fund

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2014

experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Fund’s shareholders.

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

VARIABLE INSURANCE TRUST

Rev. June 2011

FACTS	**WHAT DOES VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?**
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include: • Social Security number and wire transfer instructions • account transactions and transaction history • investment experience and purchase history When you are *no longer* our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	**YES**	**NO**
For our marketing purposes - to offer our products and services to you.	**NO**	**We don't share**
For joint marketing with other financial companies.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your transactions and records.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your credit worthiness.	**NO**	**We don't share**
For our affiliates to market to you	**NO**	**We don't share**
For non-affiliates to market to you	**NO**	**We don't share**

QUESTIONS?	**Call 1-866-447-4228**

29

PRIVACY NOTICE

VARIABLE INSURANCE TRUST

Page 2

What we do:

How does Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you • open an account or deposit money • direct us to buy securities or direct us to sell your securities • seek advice about your investments We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only: • sharing for affiliates' everyday business purposes – information about your creditworthiness. • affiliates from using your information to market to you. • sharing for non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • *Variable Insurance Trust has no affiliates.*
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • *Variable Insurance Trust does not share with non-affiliates so they can market to you.*
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • *Variable Insurance Trust does not jointly market.*

30

Variable Insurance Trust

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

MANAGER

Mutuals Advisors, Inc.

700 North Pearl St.

Suite 900

Dallas, TX 75201

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

US Bank Trust Services

1555 N. RiverCenter Dr. Suite 300

Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President,
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: September 8, 2014